Business Combinations, Merger transaction costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Merger transaction costs [abstract]
Non-recurring merger transaction and integration costs, external services		$ 8,200	$ 8,000	$ 0
Non-recurring merger transaction and integration costs, administration and corporate overheads		400	100	0
Non-recurring merger transaction and integration costs, Employee benefits expense		100	0	0
Merger transaction and integration costs	[1]	8,738	8,102	0
Piedmont Lithium Inc and Sayona Mining Limited [Member]
Merger transaction costs [abstract]
Non-recurring merger transaction and integration costs, external services		8,200
Non-recurring merger transaction and integration costs, administration and corporate overheads		400
Non-recurring merger transaction and integration costs, Employee benefits expense		100
Merger transaction and integration costs		8,700	$ 8,100	$ 0
Acquisition related merger and integration transaction costs recognized to date		$ 16,800

[1]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 7 for further details.